Prepaid Expenses and Other Current Assets (Details) - USD ($)	Apr. 15, 2024	Mar. 11, 2024
HK Jrui Trade Co Limited [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Cash paid	$ 1,010,000
Jia Yuanbin [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Equity percentage		100.00%